Leases	12 Months Ended
Dec. 31, 2020
Presentation of leases for lessee [abstract]
Leases
8	Leases
Lease liability

	December 31, 2020	December 31, 2019
Lease liability	$ 208	$ 304
Less: current portion	(108)	(103)
Long-term portion	$ 100	$ 201

Undiscounted lease payments

	December 31, 2020	December 31, 2019
Less than one year	$124	$123
One to five years	97	216
	$221	$339
Interest expense on the lease liability amounted to $0.0 million for the year ended December 31, 2020 (2019 - $0.0 million, 2018 - $0.0 million). During the year ended December 31, 2020, lease payments made amounted to $
0.2

million (2019 - $0.1 million).